Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of details the group’s contractual maturity - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Non-interest bearing [Member]
December 31, 2022
Interest rate
On demand or within 1 year	€ 874,506	€ 389,573
Over 1 year
Total undiscounted cash flow	874,506	389,573
Total carrying amount	€ 874,506	€ 389,573
Fixed interest rate instruments [Member]
December 31, 2022
Interest rate	0.75%	0.75%
On demand or within 1 year	€ 6,346	€ 3,267
Over 1 year	15,866	22,212
Total undiscounted cash flow	22,212	25,479
Total carrying amount	21,916	€ 25,000
Lease liabilities [member]
December 31, 2022
Interest rate		0.75%
On demand or within 1 year	82,666	€ 80,054
Over 1 year	229,562	300,212
Total undiscounted cash flow	312,228	380,266
Total carrying amount	€ 307,410	€ 373,107
Bottom of range [member] | Lease liabilities [member]
December 31, 2022
Interest rate	0.75%
Top of range [member] | Lease liabilities [member]
December 31, 2022
Interest rate	8.10%